Stock-based Compensation - Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 300,172	$ 388,006	$ 1,104,878	$ 409,025	$ 520,344	$ 58,734
Stock Options [Member] | Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	35,569	246,313	149,626	253,828	298,618	32,210
Stock Options [Member] | General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	236,769	141,693	908,490	155,197	221,726	22,530
Stock Options [Member] | Sales and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	27,834		46,762			3,994
RSUs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	321,422	388,006	1,506,586	683,396	952,521	252,134
RSUs [Member] | Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	7,500		22,500		72,500
RSUs [Member] | General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 13,750		$ 379,208	$ 274,371	$ 359,677	$ 193,400